Composition of GACN - Consolidated subsidiaries (Details)	12 Months Ended	36 Months Ended
	Dec. 31, 2017	Dec. 31, 2017
Aeropuerto de Monterrey, S. A. de C. V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
Aeropuerto de Acapulco, S. A. de C. V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
Aeropuerto de Mazatlan, S. A. de C. V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
Aeropuerto de Zihuatanejo, S. A. de C. V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
Aeropuerto de Culiacan, S. A. de C. V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
Aeropuerto de Ciudad Juarez, S. A. de C. V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
Aeropuerto de Chihuahua, S. A. de C. V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
Aeropuerto de Torreon, S. A. de C. V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
Aeropuerto de Durango, S. A. de C. V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
Aeropuerto de Tampico, S. A. de C. V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
Aeropuerto de Reynosa, S. A. de C. V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
Aeropuerto de Zacatecas, S. A. de C. V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
Aeropuerto de San Luis Potosi, S. A. de C. V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
Operadora de Aeropuertos del Centro Norte, S. A. de C. V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
Servicios Aeroportuarios del Centro Norte, S. A. de C. V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
Servicios Aero Especializados del Centro Norte, S. A. de C. V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
OMA Logistica, S. A. de C. V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
Holding Consorcio Grupo Hotelero T2, S. A. de C. V.
Disclosure of transactions between related parties [line items]
Ownership percentage		100.00%
Hotels | OMA VYNMSA Aero Industrial Park
Disclosure of transactions between related parties [line items]
Ownership percentage	51.00%
Hotels | Consorcio Hotelero Aeropuerto de Monterrey, S.A.P.I de C.V.
Disclosure of transactions between related parties [line items]
Ownership percentage	85.00%
Hotels | Servicios Hoteleros Aeropuerto de Monterrey, S.A. de C.V.
Disclosure of transactions between related parties [line items]
Ownership percentage	85.00%
Hotels | Servicios Complementarios del Centro Norte, S.A. de C.V.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%
Hotels | Servicios Corporativos Terminal 2, S.A. de C.V.
Disclosure of transactions between related parties [line items]
Ownership percentage	100.00%
Hotels | Consorcio Grupo Hotelero T2, S.A. de C.V.
Disclosure of transactions between related parties [line items]
Ownership percentage	90.00%